Income Taxes - Schedule of Group’s Actual Provision for Income Taxes and the Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
Loss before income tax expenses	$ (2,746,918)	$ (1,620,927)
Computed income tax benefit with statutory tax rate	(1,011,597)	(596,937)
Effect of preferential tax rate	(21,205)	3,967
Impact of different tax rates in other jurisdictions	821,728	220,869
Non-deductible expenses	2,988	1,366
Utilized tax gain		2,059
Changes in valuation allowance	548,527	153,515
Income tax expenses /(benefit)	$ 340,441	$ (215,161)